[redacted]

13002756

NYSE Regulation, Inc.
20 Broad Street, 24th Floor
New York, NY 10005

NYSE REGULATION

Received SEC

JUN 27 2013

Washington, DC 20549

June 27, 2013

001-35989

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Received SEC

JUN 27 2013

Washington, DC 20549

To whom it may concern:

This is to certify that on June 26, 2013 the NYSE MKT LLC (the "Exchange") received from Owens Realty Mortgage, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.01 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.